Debentures (Tables)	12 Months Ended
Dec. 31, 2024
Debentures [Abstract]
Schedule of Activity Related to the Debentures

The following is a summary of activity related to the debentures for the years ended December 31, 2024, 2023, and 2022:

As of December 31, 2021	60,484
Interest incurred	12,074
Interest payments	(11,685)
As of December 31, 2022	60,873
Interest incurred	11,639
Principal payments	(7,417)
Interest payments	(13,898)
As of December 31, 2023	51,197
Interest incurred	8,816
Principal payments	(11,312)
Interest payments	(7,961)
As of December 31, 2024	40,740

Schedule of Exposure Premium Fair Value Considers a Cap for the Liquidity Event or Early Redemption According

The Exposure Premium is calculated based on its fair value. The Exposure Premium fair value considers a cap for the liquidity event or early redemption according to the following criteria:

Liquidity Event Date or Early Redemption Date	Cap Applied to Total Debentures Outstanding (%)
From May 14, 2021 (inclusive) to May 14, 2022 (exclusive)	35.00%
From May 14, 2022 (inclusive) to May 14, 2023 (exclusive)	40.00%
From May 14, 2023 (inclusive) to May 14, 2024 (exclusive)	45.00%
From May 14, 2024 (inclusive) to May 14, 2031	50.00%